UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Wilson/Bennett Capital Management, Inc.
Address: 	201 North Union Street, Suite 230
		Alexandria, VA 22314

13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John W. Fisher
Title:	President
Phone:	(703) 837-0150

Signature, Place, and Date of Signing:

November 3, 2004       John W. Fisher			Alexandria, Virginia
[Date]			[Signature]				[City, State]

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



	FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	 0

Form 13F Information Table Entry Total:	 27

Form 13F Information Table Value Total:	$234,228,154.00

List of Other Included Managers: None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





                                                      				Market        Voting
Name of Issuer 		       class    Quantity             Cusip      	Value
3M COMPANY		com	357714		88579Y101		28,606,383.00		sole
ALLSTATE		com	16119		020002101		     773,551.00		sole
ALTRIA GROUP, INC.		com	191428		02209S103		  9,004,784.00		sole
AMERICAN EXPRESS		com	228328		025816109		11,749,759.00		sole
BANK OF AMERICA CORPORATION	com	57887		060505104		  2,508,244.00		sole
BELL SOUTH		com	7592		079860102		     205,895.00		sole
CARDINAL FINANCIAL		com	48000		14149F109		     451,680.00		sole
CATERPILLAR		com	195823		149123101		15,753,960.00		sole
CEF ISHARES RUSSELL		com	87038		464287598		  5,271,021.00		sole
CHEVRONTEXACO		com	207255		166764100		11,117,158.00		sole
CITIGROUP		com	298674		172967101		13,177,491.00		sole
DELPHI CORPORATON		com	11787		247126105		     109,501.00		sole
DUPONT		com	407115		263534109		17,424,522.00		sole
EXXON MOBIL		com	323109		30231G102		15,615,852.00		sole
GENERAL ELECTRIC		com	394262		369604103		13,239,318.00		sole
GENERAL MOTORS		com	316543		370442105		13,446,747.00		sole
IBM		com	119897		459200101		10,280,011.00		sole
JOHNSON & JOHNSON		com	5172		478160104		     291,339.00		sole
JP MORGAN		com	78549		46625H100		  3,120,752.00		sole
KIMBERLY CLARK CORP.		com	140455		494368103		  9,071,988.00		sole
MERCK		com	194281		589331107		  6,411,272.00		sole
PROCTER & GAMBLE		com	433273		742718109		23,448,735.00		sole
SBC COMMUNICATIONS, INC.		com	351188		78387G103		  9,113,329.00		sole
SPYDER		com	2751		78462F103		     307,452.00		sole
TIME WARNER INC COM		com	90000		887317105		  1,452,600.00		sole
UNITED PARCEL SERVICE CL B	com	156485		911312106		11,880,341.00		sole
VERIZON		com	10017		92343V104		     394,469.00		sole

